Financial - risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)
2024
Exchange rate	10%	47,488
Exchange rate	(10)%	(47,488)

2023
Exchange rate	10%	66,003
Exchange rate	(10)%	(66,003)

2022
Exchange rate	10%	58,032
Exchange rate	(10)%	(58,032)

Schedule of interest rates risk

A table showing the effect in profit or loss of the variations of interest rates in the years in which the Group maintained floating interest rates:

		Effect on profit
	Increase/decrease of	(loss) before
	SOFR/LIBOR	income tax
	(Percentage rates)	US$(000)
2023
Interest rate	10%	24
Interest rate	(10)%	(24)

2022
Interest rate	10%	(1,315)
Interest rate	(10)%	1,315

Schedule of information about the credit risk exposure

Set out below is the information about the credit risk exposure on the Group’s trade and other receivables:

		Days past due
	Current	< 30 days	30 – 90 days	> 90 days	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2024 -
Trade receivables	193,538	—	—	24,567	218,105
Other receivables	661,011	—	—	2,757	663,768
	854,549	—	—	27,324	881,873
Expected credit loss rate	0%	0%	0%	100%	—
Expected credit loss	—	—	—	(27,324)	(27,324)

As of December 31, 2023 -
Trade receivables	181,492	—	—	22,276	203,768
Other receivables	671,707	—	—	4,141	675,848
	853,199	—	—	26,417	879,616
Expected credit loss rate	0%	0%	0%	100%	—
Expected credit loss	—	—	—	(26,417)	(26,417)

Schedule of financial liabilities by remaining maturity

An analysis of the Group’s financial liabilities classified according to their aging is presented below, based on undiscounted contractual payments:

	Less than	Between 1	Between 2	More than 5
	1 year	and 2 years	and 5 years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2024 -
Trade and other payables	358,789	—	—	—	358,789
Financial obligation – capital	8,437	556,750	57,938	—	623,125
Financial obligation – interest	34,619	33,366	726	—	68,711
Lease – capital	1,819	1,196	2,551	1,907	7,473
Lease – interest	564	555	974	265	2,358
Contingent consideration liability	—	9,768	5,412	42,752	57,932

	404,228	601,635	67,601	44,924	1,118,388

As of December 31, 2024 -
Trade and other payables	288,570	—	—	—	288,570
Financial obligation – capital	31,034	97,409	574,194	—	702,637
Financial obligation – interest	37,453	40,066	31,093	—	108,612
Lease – capital	3,429	1,515	2,523	2,853	10,320
Lease – interest	239	256	757	1,979	3,231
Contingent consideration liability	—	—	13,274	35,513	48,787

	360,725	139,246	621,841	40,345	1,162,157

Sociedad Minera Cerro Verde S.A.A.
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

Effect on profit
before income tax
US$(000)

December 31, 2024
10% increase in future copper prices	73,173
10% decrease in future copper prices	(73,173)

December 31, 2023
10% increase in future copper prices	91,734
10% decrease in future copper prices	(91,734)

December 31, 2022
10% increase in future copper prices	123,181
10% decrease in future copper prices	(123,181)

	Exchange-rate	Effect on profit (loss)
	Increase (decrease)	before income tax
		US$(000)

December 31, 2024
Exchange rate	5%	(29,694)
Exchange rate	(5)%	29,694

December 31, 2023
Exchange rate	5%	(28,316)
Exchange rate	(5)%	28,316

December 31, 2022
Exchange rate	5%	(23,801)
Exchange rate	(5)%	23,801

Schedule of financial liabilities by remaining maturity

The following tables show the expected aging of maturity of the Company’s obligations, excluding taxes, accruals and benefits to employees, as of December 31, 2024 and 2023:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2024
Trade accounts payable (See Note 8)	—	281,495	2,312	—	—	283,807
Accounts payable - related parties (See Note 4)	—	4,167	1,456	—	—	5,623
Lease liabilities (See Note 10)	—	1,569	7,878	41,176	—	50,623
Other account payable (See Note 9)	—	20,937	4,477	—	—	25,414

Total	—	308,168	16,123	41,176	—	365,467

As of December 31, 2023
Trade accounts payable (See Note 8)	—	276,541	5,206	—	—	281,747
Accounts payable - related parties (See Note 4)	—	2,087	1,381	—	—	3,468
Lease liabilities (See Note 10)	—	1,420	8,489	49,683	—	59,592
Other account payable (See Note 9)	—	22,285	4,429	—	—	26,714

Total	—	302,333	19,505	49,683	—	371,521